Annual Total Returns - FidelityAdvisorRealEstateFund-AMCIZPRO - FidelityAdvisorRealEstateFund-AMCIZPRO - Fidelity Advisor Real Estate Fund	Sep. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Real Estate Fund - Class A
Bar Chart Table:
Annual Return 2013	1.43%
Annual Return 2014	29.52%
Annual Return 2015	3.29%
Annual Return 2016	5.26%
Annual Return 2017	3.58%
Annual Return 2018	(6.66%)
Annual Return 2019	22.72%
Annual Return 2020	(6.90%)
Annual Return 2021	38.51%
Annual Return 2022	(28.09%)